Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Deferred tax assets:
Allowance for loan losses	$ 4,601
NOL carryforwards from acquisitions	993
Net unrealized loss on available for sale securities	620
Acquired loan fair market value adjustments	748
Restricted stock	918
Bonus accrual	306
Other real estate owned	397
Unearned rent income	59
Nonaccrual loans	67
Other	48
Deferred tax assets, gross	8,757
Deferred tax liabilities:
Premises and equipment	(4,703)
Core deposit intangibles	(953)
Securities	(98)
FHLB stock	(64)
Deferred tax liabilities, gross	(5,818)
Net deferred tax asset	$ 2,939